Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

(15) Subsequent Events

For its financial statements as of September 30, 2023, the Company evaluated subsequent events through November 14, 2023, the date on which those financial statements were issued, and determined that there were none for which recognition or disclosure is warranted except:

On October 5, 2023, the underwriter in the September Offering exercised its option to purchase an additional 333,922 shares of common stock pursuant to the over-allotment option for net proceeds of approximately $156 thousand. The Company also issued 16,696 September Underwriter Warrants in connection with the over-allotment exercise.

(15) Subsequent Events (continued)

On October 5, 2023, the Company had a hearing before the Nasdaq Stock Market (“Nasdaq”) Hearings Panel (the “Panel”) to present its plan to regain compliance with the stockholders’ equity requirement for continued listing on the Nasdaq Capital Market, or the Stockholders’ Equity Requirement. On October 26, 2023, the Company received written notice from Nasdaq, or the October Notification Letter, that the Panel had granted the Company an exception from compliance with the Stockholders Equity Requirement and extension of continued listing until January 22, 2024, subject to the Company providing (i) a detailed update to the Panel on or before November 14, 2023, regarding its meeting the Stockholders’ Equity Requirement and (ii) an update to the Panel on or before January 22, 2024, on how it demonstrates long-term compliance with the Stockholders’ Equity Requirement. The October Notification Letter also stated that the Panel does not have discretion to grant continued listing on Nasdaq beyond January 22, 2024, if the Company has not regained compliance with the Stockholder’s Equity Requirement. The October Notification Letter also stated that the Panel reserves the right to reconsider the terms of this exception granting continued listing based on any event, condition or circumstance that exists or develops that would, in the opinion of the Panel, make continued listing of the Company’s securities on Nasdaq inadvisable or unwarranted. The Panel advised the Company that it is a requirement during this exception period that the Company provide prompt notification of any significant events that occur during this time that may affect the Company’s compliance with Nasdaq requirements, including prompt advance notice of any event that may call into question the Company’s ability to meet the terms of the exception granted.

On November 9, 2023, the Company reported that it had received a letter from the Nasdaq Staff notifying the Company that, for the 30 consecutive business day period between September 26, 2023 through November 6, 2023, the Company’s common stock had not maintained a minimum closing bid price of $1.00 per share (the “Minimum Bid Price Requirement”) required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). The Nasdaq letter does not result in the immediate delisting of the Company’s common stock from The Nasdaq Capital Market. The Company has been provided an initial period of 180 calendar days, or until May 6, 2024, to regain compliance with the Minimum Bid Price Requirement.

(16) Subsequent Events

For its financial statements as of December 31, 2022, the Company evaluated subsequent events through March 31, 2023, the date on which those financial statements were issued.

On February 16, 2023, the Company entered into a Securities Purchase Agreement with certain purchasers named therein pursuant to which the Company sold 2,846,300 shares of common stock at a purchase price of $0.527 per share in a registered direct offering (the “RDO”). Gross proceeds from the RDO were approximately $1.5 million. After deducting fees payable to the placement agent and other offering expenses, net proceeds to the Company were approximately $1.3 million. The shares issued and sold in the RDO were offered and sold pursuant to the Company’s Registration Statement on Form S-3 which had been declared effective by the SEC on December 16, 2022. In connection with the RDO, the Company also issued to the placement agent warrants to purchase up to 199,241 shares of common stock (the “Placement Agent Warrants”). The Placement Agent Warrants will be exercisable commencing six months following the date of issuance, expire five years following the date of sale and have an exercise price of $0.65875 per share.